Condensed Consolidated Statements of Changes in Shareholders' Deficit (Unaudited) - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021		$ 719	$ 24,281	$ (25,475)	$ (475)
Balance, shares at Dec. 31, 2021		7,187,500
Remeasurement for Class A shares to redemption value			(19,955,941)	(13,253,382)	(33,209,323)
Net income (loss)				3,340,238	3,340,238
Balance at Dec. 31, 2022		$ 719		(9,938,620)	(9,937,901)
Balance, shares at Dec. 31, 2022		7,187,500
Remeasurement for Class A shares to redemption value				(3,196,998)	(3,196,998)
Net income (loss)				2,872,433	2,872,433
Balance at Mar. 31, 2023		$ 719		(10,263,185)	(10,262,466)
Balance, shares at Mar. 31, 2023		7,187,500
Balance at Dec. 31, 2022		$ 719		(9,938,620)	(9,937,901)
Balance, shares at Dec. 31, 2022		7,187,500
Net income (loss)					4,614,991
Balance at Sep. 30, 2023	$ 719		10,812,500	(10,876,173)	(62,954)
Balance, shares at Sep. 30, 2023	7,187,500
Balance at Dec. 31, 2022		$ 719		(9,938,620)	(9,937,901)
Balance, shares at Dec. 31, 2022		7,187,500
Remeasurement for Class A shares to redemption value				(5,813,213)	(5,813,213)
Net income (loss)				4,464,079	4,464,079
Contribution - shareholder non-redemption agreements			118,298		118,298
Shareholder non-redemption agreements			(118,298)		(118,298)
Conversion of Class B shares to Class A	$ 719	$ (719)
Conversion of Class B shares to Class A, shares	7,187,500	(7,187,500)
Reduction of U/W Fee Payable			10,812,500		10,812,500
Balance at Dec. 31, 2023	$ 719		10,964,930	(11,287,754)	(322,105)
Balance, shares at Dec. 31, 2023	7,187,500
Balance at Mar. 31, 2023		$ 719		(10,263,185)	(10,262,466)
Balance, shares at Mar. 31, 2023		7,187,500
Remeasurement for Class A shares to redemption value				(2,100,063)	(2,100,063)
Net income (loss)				1,811,817	1,811,817
Contribution - shareholder non-redemption agreements			118,298		118,298
Shareholder non-redemption agreements			(118,298)		(118,298)
Conversion of Class B shares to Class A	$ 719	$ (719)
Conversion of Class B shares to Class A, shares	7,187,500	(7,187,500)
Reduction of U/W Fee Payable			10,812,500		10,812,500
Balance at Jun. 30, 2023	$ 719		10,812,500	(10,551,431)	261,788
Balance, shares at Jun. 30, 2023	7,187,500
Remeasurement for Class A shares to redemption value				(255,484)	(255,484)
Net income (loss)				(69,258)	(69,258)
Balance at Sep. 30, 2023	$ 719		10,812,500	(10,876,173)	(62,954)
Balance, shares at Sep. 30, 2023	7,187,500
Balance at Dec. 31, 2023	$ 719		10,964,930	(11,287,754)	(322,105)
Balance, shares at Dec. 31, 2023	7,187,500
Remeasurement for Class A shares to redemption value				(234,853)	(234,853)
Face value of convertible note in excess of fair value			242,489		242,489
Issuance of subscription shares			213,764		213,764
Net income (loss)				(2,467,101)	(2,467,101)
Balance at Mar. 31, 2024	$ 719		11,421,183	(13,989,708)	(2,567,806)
Balance, shares at Mar. 31, 2024	7,187,500
Balance at Dec. 31, 2023	$ 719		10,964,930	(11,287,754)	(322,105)
Balance, shares at Dec. 31, 2023	7,187,500
Remeasurement for Class A shares to redemption value					(481,511)
Net income (loss)					(3,606,378)
Balance at Sep. 30, 2024	$ 719		8,863,852	(15,375,643)	(6,511,072)
Balance, shares at Sep. 30, 2024	7,187,500
Balance at Mar. 31, 2024	$ 719		11,421,183	(13,989,708)	(2,567,806)
Balance, shares at Mar. 31, 2024	7,187,500
Remeasurement for Class A shares to redemption value				(169,912)	(169,912)
Face value of convertible note in excess of fair value			26,967		26,967
Issuance of subscription shares			(2,584,298)		(2,584,298)
Net income (loss)				(602,258)	(602,258)
Contribution - shareholder non-redemption agreements			784,302		784,302
Shareholder non-redemption agreements			(784,302)		(784,302)
Balance at Jun. 30, 2024	$ 719		8,863,852	(14,761,878)	(5,897,307)
Balance, shares at Jun. 30, 2024	7,187,500
Remeasurement for Class A shares to redemption value				(76,746)	(76,746)
Net income (loss)				(537,019)	(537,019)
Balance at Sep. 30, 2024	$ 719		$ 8,863,852	$ (15,375,643)	$ (6,511,072)
Balance, shares at Sep. 30, 2024	7,187,500